General Information (Tables)	12 Months Ended
Dec. 31, 2015
General Information
Schedule of Subsidiaries
Subsidiary	Vessel Name	Type	Built
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)	Paraskevi	Panamax	January 2003
Marindou Shipping Corporation (“Marindou”)(1)	Maria	Panamax	April 2003
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)	Koulitsa	Panamax	April 2003
Avstes Shipping Corporation (“Avstes”)(1)	Vassos	Panamax	February 2004
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(3)	Efrossini	Panamax	February 2012
Glovertwo Shipping Corporation (“Glovertwo”)(3)	Zoe	Panamax	July 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(3)	Kypros Land	Panamax	January 2014
Shikokupente Shipping Inc. (“Shikokupente”)(3)	Kypros Sea	Panamax	March 2014
Gloverthree Shipping Corporation (“Gloverthree”)(3)(5)	Kypros Unity	Panamax	September 2014
Gloverfour Shipping Corporation (“Gloverfour”)(3)	Kypros Bravery	Panamax	January 2015
Shikokuokto Shipping Inc. (“Shikokuokto”)(3)	Kypros Sky	Panamax	March 2015
Gloverfive Shipping Corporation (“Gloverfive”)(3)	Kypros Loyalty	Panamax	June 2015
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Vassone Shipping Corporation (“Vassone”)(3)	Pedhoulas Commander	Kamsarmax	May 2008
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)	Pedhoulas Builder	Kamsarmax	May 2012
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)	Pedhoulas Fighter	Kamsarmax	August 2012
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)	Pedhoulas Farmer	Kamsarmax	September 2012
Youngone Shipping Inc. (“Youngone”)(3)	Pedhoulas Cherry	Kamsarmax	July 2015
Staloudi Shipping Corporation (“Staloudi”)(1)(5)	Stalo	Post-Panamax	January 2006
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Vasstwo Shipping Corporation (“Vasstwo”)(1)	Xenia	Post-Panamax	August 2006
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(3)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(3)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(3)	Venus Horizon	Post-Panamax	February 2012
Shikokuepta Shipping Inc. (“Shikokuepta”)(3)	Troodos Sun (ex H 1686)	Post-Panamax	January 2016 (2)
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxtessera Shipping Corporation (“Maxtessera”)(3)	Lake Despina	Capesize	January 2014
Shikokuexi Shipping Inc. (“Shikokuexi”)(3)	TBN - H 1685	Post-Panamax	1H 2016 (4)
Gloversix Shipping Corporation (“Gloversix”)(3)	TBN - H 828	Panamax	1H 2016 (4)(10)
Youngtwo Shipping Inc. (“Youngtwo”)(3)	TBN - H 1146	Kamsarmax	1H 2016 (4)(10)
Gloverseven Shipping Corporation (“Gloverseven”)(3)	TBN - H 835	Panamax	1H 2017 (4)
Kyotofrendo One Shipping Inc. (“Kyotofrendo One”)(3)	TBN - H 1551	Kamsarmax	1H 2017 (4)
Shikokuennia Shipping Inc. (“Shikokuennia”)(3)(8)	TBN - H 1718	Post-Panamax	2H 2019 (4)
Kyotofrendo Two Shipping Inc. (“Kyotofrendo Two”)(3)(9)	TBN - H 1552	Kamsarmax	1H 2018 (4)
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)(6)	—	—	—
S.B. Sea Venture Company Ltd (7)	—	—	—

(1) Incorporated under the laws of the Republic of Liberia.
(2) Newbuild vessel acquisition. Refer to Note 22.
(3) Incorporated under the laws of the Republic of the Marshall Islands.
(4) Estimated completion date for newbuild vessels as of December 31, 2015.
(5) Vessel held for sale. Refer to Note 6.
(6) Cancellation of Newbuild.
(7) Incorporated under the laws of the Republic of Cyprus, dissolved in September 2014.
(8) Newbuild contract novated. Refer to Notes 5 and 22.
(9) Newbuild contract under negotiation to be novated. Refer to Notes 5 and 22.
(10) Delayed delivery dates for Hull 828 in 2H 2016 and for Hull 1146 in 1H 2017 were agreed subsequent to December 31, 2015.

Charterers Concentration
	December 31,
	2013	2014	2015
Daiichi Chuo Kisen Kaisha	30.30%	-	-
Kawasaki Kisen Kaisha	15.39%	-	-
Oldendorff Gmbh and Co. KG	-	-	12.67%
Global Chartering Ltd	-	-	10.79%